Inventories	6 Months Ended
Jun. 30, 2017
Inventories
Inventories

6. Inventories

Inventories, net of provision for excess and obsolete inventories, consisted of the following:

	June 30,	December 31,
	2017	2016
	(in US$’000)
Raw materials	432	660
Finished goods	10,255	12,162
	10,687	12,822

Movements on the provision for excess and obsolete inventories are as follows:

	2017	2016
	(in US$’000)
As at January 1	160	25
Decrease due to sale or write-off	(13)	(20)
Exchange difference	3	(1)
As at June 30	150	4